Financial instruments and risk management - Summary of Increase Decrease in Fuel Price (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
0.50(+) Increase
Disclosure Of Fuel Price Increases Decreases [Line Items]
Direct Purchase of JF54	$ 230,278
0.50(-) Decrease
Disclosure Of Fuel Price Increases Decreases [Line Items]
Direct Purchase of JF54	(230,278)
0.75(+) Increase
Disclosure Of Fuel Price Increases Decreases [Line Items]
Direct Purchase of JF54	345,426
0.75(+) Decrease
Disclosure Of Fuel Price Increases Decreases [Line Items]
Direct Purchase of JF54	$ (345,426)